Interim Condensed Consolidated Statements of Changes in Equity (unaudited) - CAD ($) $ in Millions	Total	Common shares [member]	Issued capital [member] Preferred shares [member]	Issued capital [member] Common shares [member]	Treasury shares [member] Preferred shares [member]	Treasury shares [member] Common shares [member]	Retained earnings [member]	Other components of equity [member]	Equity attributable to shareholders [member]	Non-controlling interests [member]	Available- for-sale securities [member] Other components of equity [member]	FVOCI securities and loans [member] Other components of equity [member]	Foreign currency translation reserve [member] Other components of equity [member]	Cash flow hedge reserve [member] Other components of equity [member]
Equity at beginning of period (Previously stated [member]) at Oct. 31, 2017	$ 74,428		$ 6,413	$ 17,730		$ (27)	$ 45,359	$ 4,354	$ 73,829	$ 599	$ 378		$ 3,545	$ 431
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2017	(637)						(558)	(79)	(637)		$ (378)	$ 299
Equity at beginning of period (Balance After IFRS Adjustments [member]) at Oct. 31, 2017	73,791		6,413	17,730		(27)	44,801	4,275	73,192	599		299	3,545	431
Changes in equity
Issues of share capital	45			45					45
Common shares purchased for cancellation	(1,147)	$ (141)		(141)			(1,006)		(1,147)
Redemption of preferred shares	(105)		(107)				2		(105)
Sales of treasury shares	2,902				$ 133	2,769			2,902
Purchases of treasury shares	(2,973)				(136)	(2,837)			(2,973)
Share-based compensation awards	(4)	45					(4)		(4)
Dividends on common shares	(2,675)						(2,675)		(2,675)
Dividends on preferred shares and other	(162)						(143)		(143)	(19)
Other	(18)						120	(138)	(18)			(138)
Net income	6,072						6,052		6,052	20
Total other comprehensive income (loss), net of taxes	299						258	41	299			(77)	(80)	198
Equity at end of period at Apr. 30, 2018	76,025		6,306	17,634	(3)	(95)	47,405	4,178	75,425	600		84	3,465	629
Equity at beginning of period at Jan. 31, 2018	73,324		6,306	17,647		(7)	45,764	3,026	72,736	588		124	2,200	702
Changes in equity
Issues of share capital	15			15					15
Common shares purchased for cancellation	(224)	(28)		(28)			(196)		(224)
Sales of treasury shares	1,408				64	1,344			1,408
Purchases of treasury shares	(1,499)				(67)	(1,432)			(1,499)
Share-based compensation awards	(1)	15					(1)		(1)
Dividends on common shares	(1,356)						(1,356)		(1,356)
Dividends on preferred shares and other	(72)						(71)		(71)	(1)
Other	(14)						(15)		(15)	1
Net income	3,060						3,051		3,051	9
Total other comprehensive income (loss), net of taxes	1,384						229	1,152	1,381	3		(40)	1,265	(73)
Equity at end of period at Apr. 30, 2018	76,025		6,306	17,634	(3)	(95)	47,405	4,178	75,425	600		84	3,465	629
Equity at beginning of period (Previously stated [member]) at Oct. 31, 2018	79,955		6,306	17,635	3	(18)	51,112	4,823	79,861	94		(12)	4,147	688
Equity at beginning of period (Increase (decrease) due to changes in accounting policy required by IFRSs [member]) at Oct. 31, 2018	(70)						(70)		(70)
Equity at beginning of period (Balance After IFRS Adjustments [member]) at Oct. 31, 2018	79,885		6,306	17,635	3	(18)	51,042	4,823	79,791	94		(12)	4,147	688
Equity at beginning of period at Oct. 31, 2018	79,955
Changes in equity
Issues of share capital	399		350	49					399
Common shares purchased for cancellation	(359)	(46)		(46)			(313)		(359)
Redemption of preferred shares	(950)		(950)						(950)
Sales of treasury shares	2,926				125	2,801			2,926
Purchases of treasury shares	(3,015)				(128)	(2,887)			(3,015)
Share-based compensation awards	(6)	49					(6)		(6)
Dividends on common shares	(2,873)						(2,873)		(2,873)
Dividends on preferred shares and other	(139)						(139)		(139)
Other	8						8		8
Net income	6,402						6,396		6,396	6
Total other comprehensive income (loss), net of taxes	(332)						(475)	142	(333)	1		69	670	(597)
Equity at end of period at Apr. 30, 2019	81,946		5,706	17,638		(104)	53,640	4,965	81,845	101		57	4,817	91
Equity at beginning of period at Jan. 31, 2019	80,650		6,406	17,601		(36)	52,208	4,374	80,553	97		(43)	4,119	298
Changes in equity
Issues of share capital	38			38					38
Common shares purchased for cancellation	(11)	(1)		(1)			(10)		(11)
Redemption of preferred shares	(700)		(700)						(700)
Sales of treasury shares	1,315				43	1,272			1,315
Purchases of treasury shares	1,383				$ 43	1,340			1,383
Share-based compensation awards	(8)	$ 38					(8)		(8)
Dividends on common shares	(1,466)						(1,466)		(1,466)
Dividends on preferred shares and other	(65)						(65)		(65)
Other	6						6		6
Net income	3,230						3,226		3,226	4
Total other comprehensive income (loss), net of taxes	340						(251)	591	340			100	698	(207)
Equity at end of period at Apr. 30, 2019	$ 81,946		$ 5,706	$ 17,638		$ (104)	$ 53,640	$ 4,965	$ 81,845	$ 101		$ 57	$ 4,817	$ 91